TAXATION - Movements of the valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Movements of the valuation allowance
Balance at beginning of year	¥ 397,457	¥ 261,960
Addition	606,071	135,732
Expiration	(47,790)	(235)
Balance at end of year	¥ 955,738	¥ 397,457